NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (Annual Report) (Annual Report [Member], USD $)	Dec. 31, 2012	May 31, 2012	Dec. 31, 2011
Annual Report [Member]
FDIC Insured Amount	$ 250,000
Cash, Uninsured Amount	$ 637,000		$ 0
Convertible Preferred Stock Outstanding	250,000		750,000
Convertible Preferred Stock, Shares Issued Upon Conversion	2,500,000	5,000,000	7,500,000